Equity - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended				12 Months Ended
	May 12, 2023 $ / shares shares	Apr. 26, 2023	Nov. 30, 2023 shares	Dec. 31, 2023 CAD ($) $ / shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($) shares votePerShare $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2017 consecutive_trading_days
Disclosure of equity [Line Items]
Share option, available for grant (in shares) | shares								9,566,369
Share option, granted (in shares) | shares								1,383,085	1,729,000
Granted (in dollars per share) | $ / shares								$ 54.66	$ 45.51
Share option granted, vesting period								3 years
Share option granted, term								10 years
Weighted average exercise price | $ / shares								$ 22.69	17.13
Average share price (in usd per share) | $ / shares								$ 54.46	$ 45.75
Share based compensation expense (recovery) | $								$ 107	$ 236
Dilutive shares were not included in the diluted earnings per share | shares								1,321,427,000	1,635,225,000
Dividends paid, other shares | $								$ 321	$ 337
Dividends declared and paid per share | $								$ 515	532
Bottom of range
Disclosure of equity [Line Items]
Vesting percentage								0.00%
Top of range
Disclosure of equity [Line Items]
Vesting percentage								200.00%
Share Options
Disclosure of equity [Line Items]
Share based compensation expense (recovery) | $								$ 26	26
Deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs)
Disclosure of equity [Line Items]
Share based compensation expense (recovery) | $								81	210
Total liability and intrinsic value for vested Units | $				$ 171				$ 171	230
PSUs
Disclosure of equity [Line Items]
Consecutive trading days | consecutive_trading_days										20
Share options granted percentage										50.00%
PSUs | Bottom of range
Disclosure of equity [Line Items]
Vesting percentage										0.00%
PSUs | Top of range
Disclosure of equity [Line Items]
Vesting percentage										200.00%
Class A Common Shares
Disclosure of equity [Line Items]
Number of votes per share | votePerShare								100
Number of sunset for the multiple voting rights		6 years
Dividends paid, other shares per share | $ / shares							$ 0.625
Dividends paid, ordinary shares per share | $ / shares				$ 0.125	$ 0.125	$ 0.125
Class B Subordinate Voting Shares
Disclosure of equity [Line Items]
Number of votes per share | votePerShare								1
Share exchanged ratio (in usd per share) | $ / shares	$ 0.67
Increase in shareholders funds (in shares) | shares	302,000,000
Voting shares, renamed common shares, premium (in shares) | shares	1
Number of share options issuable for grants (in shares) | shares								46,000,000
Treasury Stock Shares Authorized For Repurchase | shares			40,000,000
Dividends paid, other shares per share | $ / shares							$ 0.625
Dividends paid, ordinary shares per share | $ / shares				$ 0.125	$ 0.125	$ 0.125
Stock repurchase program, term								1 year
Purchase of treasury shares | $								$ 250	$ 1,400
Purchase of voting shares under normal course issuer bid (in shares) | shares								4,737,561	30,703,473